UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2015

WESTERN ASSET

GLOBAL HIGH YIELD

BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Global High Yield Bond Fund for the six-month reporting period ended June 30, 2015. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

II	Western Asset Global High Yield Bond Fund

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended June 30, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s initial estimate for second quarter 2015 GDP growth — released after the reporting period ended — was 2.3%. The upturn was driven by an increase in exports, an acceleration in PCE, a deceleration in imports and increased state and local government spending.

Activity in the U.S. manufacturing sector initially moderated and then strengthened during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion).

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. By June 2015, unemployment was 5.3%, its lowest level since April 2008.

Turning to the global economy, in its July 2015 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said “A setback to activity in the first quarter of 2015, mostly in North America, has resulted in a small downward revision to global growth for 2015 relative to the April 2015 World Economic Outlook Update. Nevertheless, the underlying drivers for a gradual acceleration in economic activity in advanced economies — easy financial conditions, more neutral fiscal policy in the euro area, lower fuel prices, and improving confidence and labor market conditions — remain intact.” From a regional perspective, the IMF projects that 2015 growth in the Eurozone will be 1.5%, versus 0.8% in 2014. Japan’s economy is expected to expand 0.8% in 2015, compared to -0.1% in 2014. Elsewhere, the IMF said that overall growth in emerging market countries will decelerate in 2015, with growth of 4.2% versus 4.6% in 2014.

Western Asset Global High Yield Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiv at a historically low range between zero and 0.25%. However, in October 2014 the Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors.” Finally, at its meeting that ended on July 29, 2015, after the reporting period ended, the Fed said, “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. The ECB reduced rates in June and September 2014, before the beginning of the reporting period. Then, in January 2015 the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. At the end of October 2014, the Bank of Japan announced that it would increase its asset purchases between 10 trillion yen and 20 trillion yen ($90.7 billion to $181.3 billion) to approximately 80 trillion yen ($725 billion) annually, in an attempt to stimulate growth. Elsewhere, after holding rates steady at 6.0% since July 2012, the People’s Bank of China lowered rates four times during the reporting period. Its most recent cut in June 2015 dropped rates to 4.85%.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2015?

A. Short-term Treasury yields edged lower, whereas long-term Treasury yields increased during the reporting period. When the reporting period began, the yield on the two-year Treasury note was 0.67%. It peaked at 0.75% on June 10, 2015, and fell as low as 0.44% on January 15, 2015, before ending the period at 0.64%. The yield on the ten-year Treasury note began the period at 2.17% and its peak of 2.50% occurred on June 10, 2015. The yield on the ten-year Treasury note was as low as 1.68% in late January/early February 2015 and concluded the reporting period at 2.35%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive, albeit small gains, during the reporting period. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues. The broad U.S. bond market, as measured by the Barclays U.S. Aggregate

IV	Western Asset Global High Yield Bond Fund

Indexvi, declined 0.10% during the six months ended June 30, 2015.

Q. How did the high-yield bond market perform over the six months ended June 30, 2015?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, returned 2.53% for the six months ended June 30, 2015. High yield bonds were volatile during the reporting period. While the underlying fundamentals in the high-yield market remained generally solid and default rates were well below their long-term average, the asset class posted negative returns in March and June 2015 when investor risk aversion increased.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned 1.76% during the six months ended June 30, 2015. The asset class rose during the first four months of the reporting period, but those gains were partially offset by weakness in May and June 2015. These setbacks were triggered by a number of factors, including expectations for future Fed rate hikes and geopolitical issues.

Performance review

For the six months ended June 30, 2015, Class A shares of Western Asset Global High Yield Bond Fund, excluding sales charges, returned 2.05%. The Fund’s unmanaged benchmark, the Barclays Global High Yield Index (Hedged)ix, returned 3.36% for the same period. The Lipper High Yield Funds Category Average1 returned 2.29% over the same time frame.

Performance Snapshot as of June 30, 2015 (unaudited)
(excluding sales charges)	6 months
Western Asset Global High Yield Bond Fund:
Class A	2.05%
Class B2	1.86%
Class C	1.87%
Class C1♦	1.98%
Class I	2.35%
Class IS	2.39%
Barclays Global High Yield Index (Hedged)	3.36%
Lipper High Yield Funds Category Average[1]	2.29%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 675 funds in the Fund’s Lipper category, and excluding sales charges.

[2]

Effective July 1, 2011, the Fund no longer offers Class B shares for purchase by new and existing investors. Individual investors who owned Class B shares on June 30, 2011 may continue to hold those shares but may not add to their Class B share positions except through dividend reinvestment. Class B shares are also available for incoming exchanges.

♦

On August 1, 2012, Class C shares were reclassified as Class C1 shares. Class C1 (formerly Class C) shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

Western Asset Global High Yield Bond Fund	V

Investment commentary (cont’d)

the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The 30-Day SEC Yields for the period ended June 30, 2015 for Class A, Class B, Class C, Class C1, Class I and Class IS shares were 6.20%, 5.86%, 5.80%, 5.99%, 6.76% and 6.86%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Fund’s investments over a 30-day period and not on the dividends paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2015, the gross total annual operating expense ratios for Class A, Class B, Class C, Class C1, Class I and Class IS shares were 1.14%, 1.89%, 1.90%, 1.61%, 0.85%, and 0.78%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in high-yield securities and foreign securities, including emerging markets, involve risks beyond those inherent in higher rated and domestic investments. The risks of high-yield securities include, but are not limited to, price volatility and the possibility of default in the timely payment of interest and principal. Foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging markets. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

VI	Western Asset Global High Yield Bond Fund

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix

The Barclays Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan- European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

Western Asset Global High Yield Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2015 and December 31, 2014 and does not include derivatives such as futures contracts and forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.05%	$1,000.00	$1,020.50	1.17%	$5.86	Class A	5.00%	$1,000.00	$1,018.99	1.17%	$5.86
Class B	1.86	1,000.00	1,018.60	1.86	9.31	Class B	5.00	1,000.00	1,015.57	1.86	9.30
Class C	1.87	1,000.00	1,018.70	1.84	9.21	Class C	5.00	1,000.00	1,015.67	1.84	9.20
Class C1	1.98	1,000.00	1,019.80	1.63	8.16	Class C1	5.00	1,000.00	1,016.71	1.63	8.15
Class I	2.35	1,000.00	1,023.50	0.87	4.36	Class I	5.00	1,000.00	1,020.48	0.87	4.36
Class IS	2.39	1,000.00	1,023.90	0.78	3.91	Class IS	5.00	1,000.00	1,020.93	0.78	3.91

2	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

[1]	For the six months ended June 30, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class B, Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA GHY	— Western Asset Global High Yield Bond Fund

4	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA GHY	— Western Asset Global High Yield Bond Fund

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2015

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 86.5%
Consumer Discretionary — 15.4%
Auto Components — 1.0%
Alliance Automotive Finance PLC, Senior Secured Notes	6.250%	12/1/21	700,000	EUR	$817,464	(a)
Europcar Groupe SA, Secured Notes	11.500%	5/15/17	455,000	EUR	565,951	(a)
Europcar Groupe SA, Secured Notes	5.750%	6/15/22	500,000	EUR	571,360	(a)
Europcar Groupe SA, Secured Subordinated Notes	11.500%	5/15/17	782,000	EUR	972,690	(b)
Europcar Groupe SA, Senior Subordinated Notes	9.375%	4/15/18	260,000	EUR	303,897	(a)
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	630,000		631,575	(a)
Total Auto Components					3,862,937
Automobiles — 0.5%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	200,000		218,500
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	840,000		837,900	(a)
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	860,000		895,021
Total Automobiles					1,951,421
Diversified Consumer Services — 0.5%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	170,059	(b)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	380,000	GBP	654,402
EC Finance PLC, Senior Secured Notes	5.125%	7/15/21	920,000	EUR	1,069,375	(a)
Total Diversified Consumer Services					1,893,836
Hotels, Restaurants & Leisure — 4.9%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	1,460,000		1,503,800	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.625%	1/15/22	1,330,000		1,313,375	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,790,382		1,679,736	(a)(c)(d)(e)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	990,000		1,044,450	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	700,000		698,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	850,000		816,000	(a)
Gala Electric Casinos Ltd., Secured Notes	11.500%	6/1/19	1,000,000	GBP	1,676,131	(b)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	570,000		601,350	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	430,000		447,200	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	1,300,000		1,400,750	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	882,000	GBP	1,330,409	(f)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	1,660,000		1,585,300	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	2,670,000		2,746,762	(a)
Thomas Cook Finance PLC, Senior Bonds	6.750%	6/15/21	1,630,000	EUR	1,898,979	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	590,000		588,525	(a)
Total Hotels, Restaurants & Leisure					19,331,017

See Notes to Financial Statements.

6	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Household Durables — 1.4%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	1,270,000		$1,325,563	(a)(c)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	750,000		763,125	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	1,150,000		1,247,750
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	620,000		644,800
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	1,890,000		1,795,500	(a)
Total Household Durables					5,776,738
Media — 5.2%
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	70,000		73,150
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,820,000		2,022,930
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,370,000		1,319,481
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	720,000		730,800	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	1,360,000		1,099,900
MediaNews Group Inc.	12.000%	12/31/18	541,000		541,000	(e)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	2,450,164		2,131,643	(a)(c)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	1,220,000		1,205,512	(a)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	2,550,000		2,514,937	(a)
Ottawa Holdings Pte Ltd., Senior Secured Notes	5.875%	5/16/18	1,650,000		1,303,500	(b)
Polish Television Holding BV, Senior Secured Bonds	11.000%	1/15/21	137,000	EUR	181,754	(a)(c)
Tribune Media Co., Senior Notes	5.875%	7/15/22	640,000		646,400	(a)
TVN Finance Corp. III AB, Senior Bonds	7.375%	12/15/20	475,000	EUR	580,788	(a)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	680,000		658,036	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,390,000		1,442,125	(a)
Virgin Media Finance PLC, Senior Notes	7.000%	4/15/23	690,000	GBP	1,159,241	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	990,000	GBP	1,625,537	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	1,690,000		1,694,225	(a)
Total Media					20,930,959
Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	500,000		539,375	(a)(c)
Specialty Retail — 1.3%
AA Bond Co., Ltd., Secured Notes	9.500%	7/31/19	360,000	GBP	619,104	(a)
AA Bond Co., Ltd., Secured Notes	5.500%	7/31/22	420,000	GBP	657,219	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	980,000		1,010,625	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	2,400,000		2,004,000	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	990,000		1,004,850	(a)(c)
Total Specialty Retail					5,295,798

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Textiles, Apparel & Luxury Goods — 0.5%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	740,000		$592,000	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,570,000		1,526,825	(a)
Total Textiles, Apparel & Luxury Goods					2,118,825
Total Consumer Discretionary					61,700,906
Consumer Staples — 6.1%
Beverages — 1.3%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	1,110,000		1,093,350	(a)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,070,000		1,056,625
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	1,710,000		1,718,550
DS Services of America Inc., Secured Notes	10.000%	9/1/21	1,110,000		1,304,250	(a)
Total Beverages					5,172,775
Food & Staples Retailing — 0.8%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	1,280,000		1,278,400	(a)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	1,970,000		2,068,500	(a)
Total Food & Staples Retailing					3,346,900
Food Products — 2.9%
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	899,000	GBP	1,334,863	(b)
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	320,000	GBP	475,146	(a)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	900,000		911,250	(a)
H.J. Heinz Finance Co., Senior Notes	7.125%	8/1/39	670,000		834,150	(a)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	1,450,000		1,504,375	(a)
Labeyrie Fine Foods SAS, Senior Secured Bonds	5.625%	3/15/21	490,000	EUR	570,039	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	1,310,000		1,344,977	(a)
Minerva Luxembourg SA, Senior Notes	7.750%	1/31/23	980,000		989,800	(b)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	1,340,000		1,356,750	(a)
R&R Ice Cream PLC, Senior Secured Notes	4.750%	5/15/20	160,000	EUR	182,835	(a)
R&R Ice Cream PLC, Senior Secured Notes	5.500%	5/15/20	140,000	GBP	224,650	(a)
R&R Ice Cream PLC, Senior Secured Notes	8.250%	5/15/20	1,080,000	AUD	847,989	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,280,000		1,180,800	(a)
Virgolino de Oliveira Finance Ltd., Senior Notes	10.500%	1/28/18	800,000		16,000	(b)(g)
Total Food Products					11,773,624
Household Products — 0.6%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	2,330,000		2,376,600	(a)
Tobacco — 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	2,220,000		1,950,825
Total Consumer Staples					24,620,724

See Notes to Financial Statements.

8	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Energy — 13.5%
Energy Equipment & Services — 2.0%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	960,000	$931,200
CGG, Senior Notes	6.500%	6/1/21	870,000	726,450
CGG, Senior Notes	6.875%	1/15/22	1,120,000	935,200
FTS International Inc., Senior Secured Bonds	6.250%	5/1/22	1,280,000	947,200
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	700,000	526,750
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	350,000	122,500	(a)(d)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	1,220,000	430,050	(a)(d)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	770,000	642,950	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	790,000	470,050
Parker Drilling Co., Senior Notes	6.750%	7/15/22	950,000	824,125
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	1,200,000	1,050,000	(b)
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	310,000	271,250	(a)
Total Energy Equipment & Services				7,877,725
Oil, Gas & Consumable Fuels — 11.5%
Antero Resources Corp., Senior Notes	5.125%	12/1/22	1,200,000	1,140,000
Arch Coal Inc., Senior Notes	9.875%	6/15/19	1,950,000	341,250
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	1,250,000	981,250
BreitBurn Energy Partners LP/BreitBurn Finance Corp., Senior Notes	8.625%	10/15/20	500,000	442,500
California Resources Corp., Senior Notes	6.000%	11/15/24	890,000	769,850
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	290,000	287,100
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	600,000	634,500
Carrizo Oil & Gas Inc., Senior Notes	6.250%	4/15/23	120,000	120,900
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	1,730,000	1,574,300
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Senior Notes	6.375%	3/15/24	710,000	511,200
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	610,000	260,775
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	1,110,000	1,006,859	(a)
EXCO Resources Inc., Senior Notes	8.500%	4/15/22	900,000	465,750
Gazprom, Loan Participation Notes, Senior Notes	6.510%	3/7/22	2,040,000	2,053,260	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	600,000	601,800
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,900,000	1,833,500	(a)
Gulfport Energy Corp., Senior Notes	7.750%	11/1/20	310,000	326,275
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	1,010,000	1,001,163	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	540,000	365,850
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	1,860,000	1,232,250

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Indo Energy Finance BV, Senior Secured Notes	7.000%	5/7/18	1,450,000	$1,203,500	(b)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	1,910,000	2,199,669
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	530,000	400,150
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	2,310,000	2,067,450	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	1,500,000	1,350,000
MEG Energy Corp., Senior Notes	7.000%	3/31/24	1,730,000	1,667,287	(a)
MIE Holdings Corp., Senior Notes	7.500%	4/25/19	950,000	726,750	(b)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	2,060,000	515,000	(d)(g)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	870,000	732,975	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	560,000	498,400
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	12.250%	5/15/19	710,000	415,350
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	160,000	163,200
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	470,000	466,475
Pacific Drilling V Ltd., Senior Secured Notes	7.250%	12/1/17	940,000	813,100	(a)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	840,000	693,000	(b)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	1,070,000	1,091,068	(a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/15	810,000	666,517
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	6,800,000	2,448,000	(b)
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	821,000	566,490	(b)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	700,000	716,597	(a)
QEP Resources Inc., Senior Notes	5.250%	5/1/23	1,500,000	1,443,750
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	620,000	86,800	(g)
Rice Energy Inc., Senior Notes	6.250%	5/1/22	1,490,000	1,486,275
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	540,000	554,850	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	2,070,000	129,375
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	1,770,000	1,770,000
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	1,090,000	975,550	(a)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	740,000	778,850
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	1,330,000	1,276,800
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	537,000	561,165
YPF SA, Senior Notes	8.500%	7/28/25	2,000,000	1,985,000	(a)
Total Oil, Gas & Consumable Fuels				46,399,725
Total Energy				54,277,450

See Notes to Financial Statements.

10	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Financials — 11.5%
Banks — 4.2%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	700,000		$725,375	(f)(h)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	730,000		832,693
CIT Group Inc., Senior Notes	5.000%	8/15/22	2,160,000		2,143,800
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	150,000		146,625	(f)(h)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,340,000		1,295,043	(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	3,820,000		3,834,325	(f)(h)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	870,000		876,525	(f)(h)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	770,000		734,657	(f)(h)
Novo Banco SA, Senior Notes	5.875%	11/9/15	400,000	EUR	447,055	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	740,000		784,911
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	510,000		597,621
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	2,750,000	AUD	2,428,899	(b)(f)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	2,510,000		2,103,099	(b)(f)
Total Banks					16,950,628
Capital Markets — 0.3%
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000		1,004,343	(a)
Consumer Finance — 0.8%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	520,000		624,650
Navient Corp., Senior Notes	5.875%	10/25/24	2,040,000		1,922,700
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	890,000		734,250	(a)
Total Consumer Finance					3,281,600
Diversified Financial Services — 1.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	1,470,000		1,475,513
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	590,000		594,425	(a)
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	700,000		735,000	(a)
Boats Investments BV, Secured Notes	11.000%	3/31/17	2,738,514	EUR	921,676	(b)(c)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	1,000,000		1,190,000
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	2,000,000		2,447,500
Total Diversified Financial Services					7,364,114
Insurance — 0.7%
CNO Financial Group Inc., Senior Notes	4.500%	5/30/20	180,000		183,150
CNO Financial Group Inc., Senior Notes	5.250%	5/30/25	1,390,000		1,415,993
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	600,000		627,000	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	820,000		728,004
Total Insurance					2,954,147

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Real Estate Investment Trusts (REITs) — 1.1%
CB Richard Ellis Services Inc., Senior Notes	5.250%	3/15/25	1,640,000		$1,701,500
Geo Group Inc., Senior Notes	5.875%	10/15/24	1,160,000		1,200,600
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	1,450,000		1,470,010	(b)
Total Real Estate Investment Trusts (REITs)					4,372,110
Real Estate Management & Development — 2.1%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	1,590,000		1,339,575
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	660,000		624,941
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	1,470,000		1,447,950	(a)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	1,370,000		1,452,200	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,040,000		1,107,600	(a)
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	549,076	GBP	794,725	(b)
Yuzhou Properties Co., Ltd., Senior Bonds	8.750%	10/4/18	1,400,000		1,424,500	(b)
Total Real Estate Management & Development					8,191,491
Thrifts & Mortgage Finance — 0.5%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,230,000		2,140,800	(a)
Total Financials					46,259,233
Health Care — 7.3%
Health Care Equipment & Supplies — 0.9%
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	850,000		877,625	(a)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	2,590,000		2,669,643
Total Health Care Equipment & Supplies					3,547,268
Health Care Providers & Services — 4.4%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	826,000		906,535
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	490,000		507,150
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	2,690,000		2,676,550	(a)
HCA Inc., Senior Bonds	5.375%	2/1/25	3,740,000		3,810,312
HCA Inc., Senior Secured Notes	5.000%	3/15/24	490,000		499,800
HomeVi SAS, Senior Secured Bonds	6.875%	8/15/21	2,140,000	EUR	2,511,628	(a)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	1,620,000		1,680,750
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,970,000		2,159,120
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	1,390,000	EUR	1,614,958	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,430,000		1,329,900
Total Health Care Providers & Services					17,696,703
Pharmaceuticals — 2.0%
Concordia Healthcare Corp., Senior Notes	7.000%	4/15/23	1,000,000		1,002,500	(a)
DPx Holdings BV, Senior Notes	7.500%	2/1/22	1,000,000		1,046,250	(a)

See Notes to Financial Statements.

12	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Pharmaceuticals — continued
Endo Finance LLC/Endo Ltd./Endo Finco Inc., Senior Notes	6.000%	7/15/23	1,120,000		$1,146,600	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	1,350,000		1,373,625	(a)(c)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	1,020,000		1,055,700	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	230,000		235,750	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	1,250,000		1,265,625	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	1,000,000		1,031,250	(a)
Total Pharmaceuticals					8,157,300
Total Health Care					29,401,271
Industrials — 13.0%
Aerospace & Defense — 1.5%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	2,370,000		2,233,725	(a)
Ducommun Inc., Senior Notes	9.750%	7/15/18	1,260,000		1,327,851
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,920,000		1,924,800
Triumph Group Inc., Senior Notes	5.250%	6/1/22	460,000		456,550
Total Aerospace & Defense					5,942,926
Air Freight & Logistics — 0.8%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	550,000		519,750	(a)
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	1,530,000		1,640,695	(a)
XPO Logistics Inc., Senior Notes	5.750%	6/15/21	180,000	EUR	198,175	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	830,000		814,438	(a)
Total Air Freight & Logistics					3,173,058
Airlines — 1.9%
America West Airlines, Pass-Through Certificates, Secured Notes	7.100%	4/2/21	744,429		807,706
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	1,014,148		1,054,714	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	1,422,639		1,472,431	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	5.500%	10/29/20	94,695		98,720
Delta Air Lines Inc., Pass-Through Trust, Secured Notes	6.875%	5/7/19	1,036,059		1,124,124	(a)
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	1,340,000		1,363,450
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	1,020,000		1,040,400
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	520,653		561,004
Total Airlines					7,522,549
Building Products — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	1,140,000		1,065,900	(a)
Commercial Services & Supplies — 1.3%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	590,000		569,350	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,070,000		1,037,900

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Services & Supplies — continued
Paprec Holding, Senior Secured Bonds	5.250%	4/1/22	200,000	EUR	$229,659	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	180,000	EUR	208,700	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,000,000		1,980,000
West Corp., Senior Notes	5.375%	7/15/22	1,180,000		1,107,725	(a)
Total Commercial Services & Supplies					5,133,334
Construction & Engineering — 2.1%
AECOM, Senior Notes	5.875%	10/15/24	450,000		457,313	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	790,000	EUR	928,176	(a)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	1,400,000		1,183,000	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	1,810,000		1,362,025	(a)
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	1,000,000	EUR	897,454	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	1,540,000		1,416,800	(a)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	1,340,000		1,303,150	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	1,060,000		922,200	(a)
Total Construction & Engineering					8,470,118
Electrical Equipment — 0.7%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	820,000		850,750	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	790,000		801,850	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	200,000	EUR	236,376	(a)
WESCO Distribution Inc., Senior Notes	5.375%	12/15/21	870,000		883,050
Total Electrical Equipment					2,772,026
Engineering & Construction — 0.1%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	530,000	EUR	566,260	(a)
Machinery — 1.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	850,000		884,000	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	2,090,000		2,178,825	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,000,000		1,097,500
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	470,000	EUR	546,615	(a)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	520,000		553,800	(a)
Total Machinery					5,260,740
Marine — 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	1,730,000		1,710,537	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,250,000		1,106,250
Total Marine					2,816,787

See Notes to Financial Statements.

14	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Road & Rail — 0.9%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,010,000		$1,030,200	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	520,000		522,600	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	1,930,000		1,794,900	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	640,000		502,400	(a)
Total Road & Rail					3,850,100
Trading Companies & Distributors — 0.8%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	1,160,000		1,168,700	(a)
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	880,000		937,200	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,000,000		1,036,250
Total Trading Companies & Distributors					3,142,150
Transportation — 0.6%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	1,550,000		1,550,000	(a)(c)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	990,000		754,875	(a)
Total Transportation					2,304,875
Total Industrials					52,020,823
Information Technology — 1.9%
Electronic Equipment, Instruments & Components — 0.6%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	1,450,000		1,464,500
NXP BV/NXP Funding LLC, Senior Notes	4.625%	6/15/22	870,000		860,213	(a)
Total Electronic Equipment, Instruments & Components					2,324,713
Internet Software & Services — 0.2%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	800,000		912,000
IT Services — 0.9%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	900,000		688,500	(a)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	2,579,000		2,907,822
Total IT Services					3,596,322
Software — 0.2%
Audatex North America Inc., Senior Notes	6.000%	6/15/21	713,000		735,281	(a)
Total Information Technology					7,568,316
Materials — 7.7%
Chemicals — 0.7%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	370,000		373,700	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	800,000		726,000
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	530,000		526,687	(a)(c)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	508,000	EUR	581,182	(a)

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Chemicals — continued
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	510,000	EUR	$608,942	(a)
Total Chemicals					2,816,511
Construction Materials — 1.3%
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	2,450,000		2,342,690	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	920,000		910,064	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	1,100,000		896,500	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	750,000		727,500	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	280,000		264,600	(a)
Total Construction Materials					5,141,354
Containers & Packaging — 1.5%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	880,000		915,200	(a)(c)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.750%	1/31/21	670,000		688,425	(a)
Ball Corp., Senior Notes	5.250%	7/1/25	940,000		930,600
BWAY Holding Co., Senior Notes	9.125%	8/15/21	760,000		786,600	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	590,000		590,000	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	1,110,000		1,104,450
ProGroup AG, Senior Secured Notes	5.125%	5/1/22	220,000	EUR	250,786	(a)
SGD Group SAS, Senior Secured Bonds	5.625%	5/15/19	660,000	EUR	749,597	(a)
Total Containers & Packaging					6,015,658
Metals & Mining — 3.9%
ArcelorMittal, Senior Bonds	5.125%	6/1/20	560,000		569,100
ArcelorMittal, Senior Bonds	6.125%	6/1/25	1,030,000		1,029,356
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	940,000		883,600	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	1,090,000		929,225
Evraz Group SA, Senior Notes	9.500%	4/24/18	500,000		517,355	(b)
Evraz Group SA, Senior Notes	6.750%	4/27/18	3,390,000		3,274,672	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	1,639,000		1,155,495	(a)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	1,260,000		1,304,100	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	1,220,000		61,000	(a)(d)(g)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	1,899		0	(a)(d)(e)(i)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	650,000		601,250	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	1,080,000		1,090,800
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	880,000	EUR	1,019,476	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	1,480,000		1,603,950	(a)(c)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	280,000		267,400	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	820,000		762,600

See Notes to Financial Statements.

16	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	790,000		$777,163	(a)
Total Metals & Mining					15,846,542
Paper & Forest Products — 0.3%
Appvion Inc., Secured Notes	9.000%	6/1/20	1,530,000		971,550	(a)
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	220,000		134,200
Total Paper & Forest Products					1,105,750
Total Materials					30,925,815
Telecommunication Services — 8.3%
Diversified Telecommunication Services — 4.3%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	1,190,000		1,195,950	(a)
CenturyLink Inc., Senior Notes	5.800%	3/15/22	1,420,000		1,361,425
CenturyLink Inc., Senior Notes	6.750%	12/1/23	480,000		483,300
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	1,540,000		1,526,525	(a)
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	700,000		705,250	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	1,770,000		1,573,972
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,090,000		1,081,825
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	1,140,000		951,900
Oi SA, Senior Notes	5.750%	2/10/22	2,650,000		2,308,812	(b)
Oi SA, Senior Notes	5.750%	2/10/22	1,570,000		1,367,863	(a)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	550,000		506,688	(b)
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Senior Secured Bonds	4.000%	1/15/25	870,000	EUR	992,955	(b)
Windstream Corp., Senior Notes	7.500%	6/1/22	1,510,000		1,332,575
Windstream Corp., Senior Notes	7.500%	4/1/23	1,960,000		1,719,900
Total Diversified Telecommunication Services					17,108,940
Wireless Telecommunication Services — 4.0%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	150,000	EUR	168,900	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	2,660,000		2,647,498	(a)
Play Finance 1 SA, Senior Secured Bonds	6.500%	8/1/19	570,000	EUR	665,503	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,040,000		1,759,500
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	2,165,000		2,110,875
Sprint Corp., Senior Notes	7.875%	9/15/23	3,560,000		3,480,968
Sprint Corp., Senior Notes	7.625%	2/15/25	650,000		614,250
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,730,000		1,775,412
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	3,090,000		3,035,925	(a)
Total Wireless Telecommunication Services					16,258,831
Total Telecommunication Services					33,367,771

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Utilities — 1.8%
Electric Utilities — 1.1%
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	235,174		$235,174
NRG REMA LLC, Pass-Through Certificates	9.237%	7/2/17	108,237		113,919
NRG REMA LLC, Pass-Through Certificates	9.681%	7/2/26	2,397,000		2,582,767
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	1,300,000	EUR	1,455,102	(a)
Total Electric Utilities					4,386,962
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.500%	6/1/24	1,140,000		1,145,130
Independent Power and Renewable Electricity Producers — 0.4%
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	570,000		513,000	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates	10.060%	12/30/28	974,294		1,051,020
Total Independent Power and Renewable Electricity Producers					1,564,020
Total Utilities					7,096,112
Total Corporate Bonds & Notes (Cost — $369,588,085)					347,238,421
Convertible Bonds & Notes — 0.3%
Materials — 0.2%
Chemicals — 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	440,000		400,125
Metals & Mining — 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	579,351		425,823	(a)(c)(d)
Total Materials					825,948
Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	1,869,600	MXN	226,005	(a)
Total Convertible Bonds & Notes (Cost — $1,240,662)					1,051,953
Senior Loans — 3.4%
Consumer Discretionary — 1.3%
Hotels, Restaurants & Leisure — 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,160,000		1,183,200	(j)(k)
Specialty Retail — 0.8%
CWGS Group LLC, Term Loan	5.250%	2/20/20	1,805,000		1,817,409	(j)(k)
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	720,000		519,480	(j)(k)
Spencer Gifts LLC, 2nd Lien Term Loan	10.500%	11/12/21	890,000		898,900	(j)(k)
Total Specialty Retail					3,235,789
Textiles, Apparel & Luxury Goods — 0.2%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	718,200		665,233	(j)(k)
Total Consumer Discretionary					5,084,222

See Notes to Financial Statements.

18	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Consumer Staples — 0.1%
Food Products — 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	580,000		$590,150	(j)(k)
Health Care — 0.6%
Health Care Equipment & Supplies — 0.2%
Lantheus Medical Imaging Inc., Term Loan	—	10/15/22	830,000		820,704	(l)
Health Care Providers & Services — 0.4%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	1,700,000		1,676,625	(j)(k)
Total Health Care					2,497,329
Materials — 0.5%
Chemicals — 0.5%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	600,000	EUR	674,763	(j)(k)
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	1,159,091		1,194,588	(j)(k)
Total Chemicals					1,869,351
Metals & Mining — 0.0%
FMG Resources (August 2006) Pty Ltd., New Term Loan B	—	6/30/19	174,114		155,013	(l)
Total Materials					2,024,364
Utilities — 0.9%
Electric Utilities — 0.3%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	997,500		987,525	(j)(k)
Independent Power and Renewable Electricity Producers — 0.6%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	701,546		703,300	(j)(k)
TPF II Power LLC, Term Loan B	5.500 - 6.750%	10/2/21	1,781,050		1,798,193	(j)(k)
Total Independent Power and Renewable Electricity Producers					2,501,493
Total Utilities					3,489,018
Total Senior Loans (Cost — $13,866,862)					13,685,083
Sovereign Bonds — 2.7%
Brazil — 0.6%
Federative Republic of Brazil, Notes	10.000%	1/1/25	3,335,000	BRL	928,536
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	4,892,000	BRL	1,498,875
Total Brazil					2,427,411
Mexico — 1.6%
United Mexican States, Senior Bonds	6.500%	6/9/22	95,765,000	MXN	6,327,375
Venezuela — 0.5%
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	5,071,000		1,990,367	(b)
Total Sovereign Bonds (Cost — $14,432,979)					10,745,153

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Global High Yield Bond Fund

Security	Rate	Shares	Value
Common Stocks — 3.4%
Consumer Discretionary — 0.4%
Automobiles — 0.3%
Ford Motor Co.		77,446	$1,162,464
Hotels, Restaurants & Leisure — 0.0%
Bossier Casino Venture Holdco Inc.		90,995	0	*(d)(e)(i)
Media — 0.1%
New Cotai LLC/New Cotai Capital Corp., Class B Shares		6	202,584	*(d)
Total Consumer Discretionary			1,365,048
Energy — 1.0%
Energy Equipment & Services — 1.0%
KCAD Holdings I Ltd.		395,216,044	4,070,330	*(d)(e)
Financials — 1.2%
Banks — 1.2%
Citigroup Inc.		57,244	3,162,159
JPMorgan Chase & Co.		24,291	1,645,958
Total Financials			4,808,117
Health Care — 0.4%
Health Care Providers & Services — 0.4%
Physiotherapy Associates Holdings Inc.		17,200	1,427,600	*(d)(e)
Industrials — 0.4%
Marine — 0.2%
DeepOcean Group Holding AS		111,638	853,406	*(d)(e)
Trading Companies & Distributors — 0.2%
H&E Equipment Services Inc.		44,797	894,596
Total Industrials			1,748,002
Materials — 0.0%
Metals & Mining — 0.0%
Mirabela Nickel Ltd.		512,776	45,498	*
Telecommunication Services — 0.0%
Diversified Telecommunication Services — 0.0%
World Access Inc.		10,212	6	*(d)
Total Common Stocks (Cost — $13,268,291)			13,464,601
Convertible Preferred Stocks — 0.0%
Energy — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
Rex Energy Corp. (Cost — $390,000)	6.000%	3,900	189,881

See Notes to Financial Statements.

20	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Security	Rate	Expiration Date	Shares	Value
Preferred Stocks — 1.1%
Financials — 1.1%
Consumer Finance — 0.8%
GMAC Capital Trust I	8.125%		118,662	$3,082,839	(f)
Diversified Financial Services — 0.3%
Citigroup Capital XIII	7.875%		56,875	1,476,475	(f)
Total Preferred Stocks (Cost — $4,546,484)				4,559,314

			Warrants
Warrants — 0.2%
Jack Cooper Holdings Corp.		12/15/17	3,438	584,460	*(a)
Jack Cooper Holdings Corp.		5/6/18	1,123	190,910	*(a)
Total Warrants (Cost — $61,397)				775,370
Total Investments before Short-Term Investments (Cost — $417,394,760)				391,709,776

		Maturity Date	Face Amount†
Short-Term Investments — 1.5%
Repurchase Agreements — 1.5%
Deutsche Bank Securities Inc. repurchase agreement dated 6/30/15; Proceeds at maturity — $6,100,017; (Fully collateralized by U.S. government obligations, 0.750% due 2/15/45; Market value — $6,222,000) (Cost — $6,100,000)	0.100%	7/1/15	6,100,000	6,100,000
Total Investments — 99.1% (Cost — $423,494,760#)				397,809,776
Other Assets in Excess of Liabilities — 0.9%				3,614,458
Total Net Assets — 100.0%				$401,424,234

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Illiquid security.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	The coupon payment on these securities is currently in default as of June 30, 2015.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Global High Yield Bond Fund

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Value is less than $1.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	All or a portion of this loan is unfunded as of June 30, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso

See Notes to Financial Statements.

22	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Western Asset Global High Yield Bond Fund

Summary of Investments by Country**
United States	58.1%
United Kingdom	10.0
Brazil	3.8
Russia	3.6
Luxembourg	3.5
France	3.2
Mexico	3.1
Germany	2.0
Canada	1.5
Hong Kong	1.5
Netherlands	1.5
Australia	1.4
Venezuela	1.3
Indonesia	0.6
Argentina	0.5
Poland	0.4
China	0.3
Bahamas	0.3
Congo	0.2
United Arab Emirates	0.2
Italy	0.2
Spain	0.2
Norway	0.2
Singapore	0.2
Jamaica	0.2
Colombia	0.2
Ireland	0.2
Portugal	0.1
Short-Term Investments	1.5
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2015 and are subject to change.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	23

Statement of assets and liabilities (unaudited)

June 30, 2015

Assets:
Investments, at value (Cost — $423,494,760)	$397,809,776
Foreign currency, at value (Cost — $559,628)	522,811
Cash	1,053,259
Interest receivable	7,286,056
Receivable for securities sold	1,261,685
Unrealized appreciation on forward foreign currency contracts	648,551
Receivable for Fund shares sold	297,402
Deposits with brokers for centrally cleared swap contracts	7,381
Prepaid expenses	54,223
Total Assets	408,941,144

Liabilities:
Payable for securities purchased	5,020,873
Payable for Fund shares repurchased	1,544,628
Unrealized depreciation on forward foreign currency contracts	321,678
Investment management fee payable	234,872
Distributions payable	93,175
Service and/or distribution fees payable	83,631
Trustees’ fees payable	1,147
Accrued expenses	216,906
Total Liabilities	7,516,910
Total Net Assets	$401,424,234

Net Assets:
Par value (Note 7)	$608
Paid-in capital in excess of par value	568,229,668
Undistributed net investment income	1,843,322
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(143,246,457)
Net unrealized depreciation on investments and foreign currencies	(25,402,907)
Total Net Assets	$401,424,234

See Notes to Financial Statements.

24	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Shares Outstanding:
Class A	27,275,263
Class B	639,352
Class C	1,499,472
Class C1	8,310,373
Class I	7,780,509
Class IS	15,292,155

Net Asset Value:
Class A (and redemption price)	$6.59
Class B*	$6.63
Class C*	$6.60
Class C1*	$6.67
Class I (and redemption price)	$6.59
Class IS (and redemption price)	$6.59
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$6.88

*	Redemption price per share is NAV of Class B, Class C and Class C1 shares reduced by a 4.50%, 1.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended June 30, 2015

Investment Income:
Interest	$14,859,002
Dividends	350,401
Less: Foreign taxes withheld	(9,641)
Total Investment Income	15,199,762

Expenses:
Investment management fee (Note 2)	1,430,455
Service and/or distribution fees (Notes 2 and 5)	520,905
Transfer agent fees (Note 5)	190,928
Registration fees	50,590
Legal fees	25,791
Audit and tax fees	24,221
Shareholder reports	24,045
Fund accounting fees	21,395
Custody fees	8,414
Insurance	5,121
Trustees’ fees	3,084
Miscellaneous expenses	3,785
Total Expenses	2,308,734
Net Investment Income	12,891,028

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(10,492,397)
Futures contracts	(529,948)
Foreign currency transactions	2,928,238
Net Realized Loss	(8,094,107)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	4,699,662
Futures contracts	198,824
Foreign currencies	(689,436)
Change in Net Unrealized Appreciation (Depreciation)	4,209,050
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(3,885,057)
Increase in Net Assets from Operations	$9,005,971

See Notes to Financial Statements.

26	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014	2015	2014

Operations:
Net investment income	$12,891,028	$33,797,544
Net realized gain (loss)	(8,094,107)	5,189,986
Change in net unrealized appreciation (depreciation)	4,209,050	(43,555,613)
Increase (Decrease) in Net Assets from Operations	9,005,971	(4,568,083)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(13,430,902)	(34,761,384)
Decrease in Net Assets from Distributions to Shareholders	(13,430,902)	(34,761,384)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	45,102,198	142,698,875
Reinvestment of distributions	12,814,783	33,061,739
Cost of shares repurchased	(65,061,210)	(317,867,920)
Decrease in Net Assets from Fund Share Transactions	(7,144,229)	(142,107,306)
Decrease in Net Assets	(11,569,160)	(181,436,773)

Net Assets:
Beginning of period	412,993,394	594,430,167
End of period*	$401,424,234	$412,993,394
*Includesundistributed net investment income of:	$1,843,322	$2,383,196

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	27

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$6.67	$7.28	$7.33	$6.65	$7.18	$6.81

Income (loss) from operations:
Net investment income	0.21	0.46	0.49	0.51	0.53	0.60
Net realized and unrealized gain (loss)	(0.07)	(0.60)	(0.04)	0.70	(0.50)	0.37
Total income (loss) from operations	0.14	(0.14)	0.45	1.21	0.03	0.97

Less distributions from:
Net investment income	(0.22)	(0.47)	(0.50)	(0.53)	(0.56)	(0.60)
Total distributions	(0.22)	(0.47)	(0.50)	(0.53)	(0.56)	(0.60)

Net asset value, end of period	$6.59	$6.67	$7.28	$7.33	$6.65	$7.18
Total return[3]	2.05%	(2.07)%	6.16%	18.88%	0.25%	14.91%

Net assets, end of period (000s)	$179,850	$190,870	$356,678	$370,419	$304,390	$603,261

Ratios to average net assets:
Gross expenses	1.17%[4]	1.14%	1.13%	1.09%	1.31%	1.27%
Net expenses	1.17 [4]	1.14	1.13	1.09	1.31	1.27
Net investment income	6.27 [4]	6.33	6.66	7.30	7.46	8.62

Portfolio turnover rate	40%	62%	81%	76%	90%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

See Notes to Financial Statements.

28	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class B Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$6.70	$7.31	$7.37	$6.68	$7.21	$6.84

Income (loss) from operations:
Net investment income	0.19	0.41	0.44	0.46	0.49	0.57
Net realized and unrealized gain (loss)	(0.07)	(0.60)	(0.05)	0.71	(0.50)	0.37
Total income (loss) from operations	0.12	(0.19)	0.39	1.17	(0.01)	0.94

Less distributions from:
Net investment income	(0.19)	(0.42)	(0.45)	(0.48)	(0.52)	(0.57)
Total distributions	(0.19)	(0.42)	(0.45)	(0.48)	(0.52)	(0.57)

Net asset value, end of period	$6.63	$6.70	$7.31	$7.37	$6.68	$7.21
Total return[3]	1.86%	(2.90)%	5.45%	18.11%	(0.24)%	14.26%

Net assets, end of period (000s)	$4,238	$5,146	$7,496	$9,642	$11,493	$15,271

Ratios to average net assets:
Gross expenses	1.86%[4]	1.89%	1.81%	1.85%	1.85%	1.80%
Net expenses	1.86 [4]	1.89	1.81	1.85	1.85	1.80
Net investment income	5.60 [4]	5.60	5.98	6.58	6.92	8.13

Portfolio turnover rate	40%	62%	81%	76%	90%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2015[2]	2014	2013	2012[3]

Net asset value, beginning of period	$6.67	$7.28	$7.34	$7.02

Income (loss) from operations:
Net investment income	0.19	0.40	0.43	0.19
Net realized and unrealized gain (loss)	(0.07)	(0.59)	(0.05)	0.33
Total income (loss) from operations	0.12	(0.19)	0.38	0.52

Less distributions from:
Net investment income	(0.19)	(0.42)	(0.44)	(0.20)
Total distributions	(0.19)	(0.42)	(0.44)	(0.20)

Net asset value, end of period	$6.60	$6.67	$7.28	$7.34
Total return[4]	1.87%	(2.94)%	5.33%	7.46%

Net assets, end of period (000s)	$9,896	$10,243	$8,424	$2,391

Ratios to average net assets:
Gross expenses	1.84%[5]	1.90%	1.93%	1.77%[5]
Net expenses[6]	1.84 [5]	1.90	1.92 [7]	1.77 [5]
Net investment income	5.62 [5]	5.59	5.83	6.32 [5]

Portfolio turnover rate	40%	62%	81%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period August 1, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

30	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1,2]	2015[3]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$6.74	$7.36	$7.41	$6.72	$7.25	$6.88

Income (loss) from operations:
Net investment income	0.19	0.43	0.46	0.48	0.50	0.58
Net realized and unrealized gain (loss)	(0.06)	(0.61)	(0.04)	0.71	(0.49)	0.37
Total income (loss) from operations	0.13	(0.18)	0.42	1.19	0.01	0.95

Less distributions from:
Net investment income	(0.20)	(0.44)	(0.47)	(0.50)	(0.54)	(0.58)
Total distributions	(0.20)	(0.44)	(0.47)	(0.50)	(0.54)	(0.58)

Net asset value, end of period	$6.67	$6.74	$7.36	$7.41	$6.72	$7.25
Total return[4]	1.98%	(2.58)%	5.67%	18.26%	(0.06)%	14.37%

Net assets, end of period (000s)	$55,399	$59,395	$73,403	$91,626	$88,633	$100,668

Ratios to average net assets:
Gross expenses	1.63%[5]	1.61%	1.61%	1.66%	1.71%	1.69%
Net expenses	1.63 [5]	1.61	1.61	1.66	1.71	1.69
Net investment income	5.81 [5]	5.87	6.19	6.75	7.07	8.18

Portfolio turnover rate	40%	62%	81%	76%	90%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[3]	For the six months ended June 30, 2015 (unaudited).

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$6.66	$7.27	$7.33	$6.64	$7.17	$6.81

Income (loss) from operations:
Net investment income	0.22	0.48	0.51	0.53	0.56	0.63
Net realized and unrealized gain (loss)	(0.06)	(0.60)	(0.05)	0.71	(0.50)	0.36
Total income (loss) from operations	0.16	(0.12)	0.46	1.24	0.06	0.99

Less distributions from:
Net investment income	(0.23)	(0.49)	(0.52)	(0.55)	(0.59)	(0.63)
Total distributions	(0.23)	(0.49)	(0.52)	(0.55)	(0.59)	(0.63)

Net asset value, end of period	$6.59	$6.66	$7.27	$7.33	$6.64	$7.17
Total return[3]	2.35%	(1.93)%	6.43%	19.35%	0.68%	15.20%

Net assets, end of period (000s)	$51,272	$52,168	$53,092	$51,662	$100,384	$83,476

Ratios to average net assets:
Gross expenses	0.87%[4]	0.85%	0.89%	0.85%	0.88%	0.87%
Net expenses[5]	0.87 [4]	0.85	0.88 [6]	0.85	0.88	0.87
Net investment income	6.57 [4]	6.63	6.91	7.58	7.90	9.00

Portfolio turnover rate	40%	62%	81%	76%	90%	95%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustee’s consent. Prior to August 1, 2012, the expense limitation did not exceed 1.10%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

32	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2015[2]	2014	2013	2012[3]

Net asset value, beginning of period	$6.66	$7.27	$7.33	$7.08

Income (loss) from operations:
Net investment income	0.22	0.48	0.51	0.17
Net realized and unrealized gain (loss)	(0.06)	(0.59)	(0.05)	0.26
Total income (loss) from operations	0.16	(0.11)	0.46	0.43

Less distributions from:
Net investment income	(0.23)	(0.50)	(0.52)	(0.18)
Total distributions	(0.23)	(0.50)	(0.52)	(0.18)

Net asset value, end of period	$6.59	$6.66	$7.27	$7.33
Total return[4]	2.39%	(1.86)%	6.53%	6.19%

Net assets, end of period (000s)	$100,769	$95,171	$95,337	$91,175

Ratios to average net assets:
Gross expenses	0.78%[5]	0.78%	0.78%	0.76%[5]
Net expenses[6]	0.78 [5]	0.78	0.78	0.76 [5]
Net investment income	6.65 [5]	6.71	7.01	7.38 [5]

Portfolio turnover rate	40%	62%	81%	76%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]	For the period August 31, 2012 (inception date) to December 31, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.80%. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	33

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Global High Yield Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the

34	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$59,480,170	$2,220,736		$61,700,906
Industrials	—	49,841,985	2,178,838		52,020,823
Materials	—	30,925,815	0	*	30,925,815
Utilities	—	4,278,171	2,817,941		7,096,112
Other corporate bonds & notes	—	195,494,765	—		195,494,765
Convertible bonds & notes	—	1,051,953	—		1,051,953
Senior loans:
Consumer discretionary	—	3,002,122	2,082,100		5,084,222
Consumer staples	—	—	590,150		590,150
Health care	—	1,676,625	820,704		2,497,329
Other senior loans	—	5,513,382	—		5,513,382
Sovereign bonds	—	10,745,153	—		10,745,153
Common stocks:
Consumer discretionary	$1,162,464	—	202,584		1,365,048
Energy	—	—	4,070,330		4,070,330
Health care	—	—	1,427,600		1,427,600
Industrials	894,596	—	853,406		1,748,002
Other common stocks	4,853,621	—	—		4,853,621
Convertible preferred stocks	—	189,881	—		189,881
Preferred stocks	4,559,314	—	—		4,559,314
Warrants	—	775,370	—		775,370
Total long-term investments	$11,469,995	$362,975,392	$17,264,389		$391,709,776
Short-term investments†	—	6,100,000	—		6,100,000
Total investments	$11,469,995	$369,075,392	$17,264,389		$397,809,776
Other financial instruments:
Forward foreign currency contracts	—	$648,551	—		$648,551
Total	$11,469,995	$369,723,943	$17,264,389		$398,458,327

36	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Forward foreign currency contracts	—	$321,678	—	$321,678

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds & Notes
Investments in Securities	Consumer Discretionary	Industrials	Materials		Utilities
Balance as of December 31, 2014	$2,501,140	—	$0	*	$0	*
Accrued premiums/discounts	14,837	—	—		—
Realized gain (loss)[1]	23	—	—		(468,295)
Change in unrealized appreciation (depreciation)[2]	146,629	—	—		473,181
Purchases	68,485	—	—		—
Sales	(510,378)	—	—		(4,886)
Transfers into Level 3[3]	—	$2,178,838	—		2,817,941
Transfers out of Level 3	—	—	—		—
Balance as of June 30, 2015	$2,220,736	$2,178,838	$0	*	$2,817,941
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2015[2]	$139,351	—	—		—

	Senior Loans
Investments in Securities (cont’d)	Consumer Discretionary	Consumer Staples	Health Care
Balance as of December 31, 2014	—	—	—
Accrued premiums/discounts	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)[2]	$13,350	—	$1,079
Purchases	885,550	—	819,625
Sales	—	—	—
Transfers into Level 3[3]	1,183,200	$590,150	—
Transfers out of Level 3	—	—	—
Balance as of June 30, 2015	$2,082,100	$590,150	$820,704
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2015[2]	$13,350	—	$1,079

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

	Common Stocks
Investments in Securities (cont’d)	Consumer Discretionary		Energy	Health Care	Industrials	Materials	Total
Balance as of December 31, 2014	$0	*	$814,540	$1,427,600	$2,733,859	$12,064	$7,489,203
Accrued premiums/discounts	—		—	—	—	—	14,837
Realized gain (loss)[1]	—		—	—	—	—	(468,272)
Change in unrealized appreciation (depreciation)[2]	—		3,255,790	—	(1,880,453)	33,434	2,043,010
Purchases	—		—	—	—	—	1,773,660
Sales	—		—	—	—	—	(515,264)
Transfers into Level 3[3]	202,584		—	—	—	—	6,972,713
Transfers out of Level 3[4]	—		—	—	—	(45,498)	(45,498)
Balance as of June 30, 2015	$202,584		$4,070,330	$1,427,600	$853,406	—	$17,264,389
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2015[2]	—		$3,255,790	—	$(1,880,453)	—	$1,529,117

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 6/30/15 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Common Stock	$4,070	Market Approach	EBITDA Multiple	6.98x	Increase
			Liquidity Discount	5.50%	Decrease

*	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase

38	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2015, the Fund had sufficient cash and/or securities to cover these commitments.

40	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

(h) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(i) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(j) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(k) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2015, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $321,678. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(l) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(m) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(n) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

42	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

(o) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(p) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(q) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. Western Asset Limited and Western Singapore provide certain advisory services to the Fund relating to currency transactions and investments in non-U.S. dollar dominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net investment management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on the assets managed by Western Asset Limited and Western Singapore.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

fees and expenses, to average net assets of Class C, Class I and Class IS shares did not exceed 1.95%, 0.90% and 0.80%, respectively. In addition, total annual fund operating expenses for Class IS shares did not exceed total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 4.50% on Class B shares, which applies if redemption occurs within 12 months from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class C and Class C1 shares (formerly Class C shares) have a 1.00% CDSC, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2015, LMIS and its affiliates retained sales charges of $28,365 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2015, CDSCs paid to LMIS and its affiliates were:

	Class A	Class B	Class C	Class C1
CDSCs	$9,020	$2,110	$618	$41

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$159,372,436
Sales	165,150,247

44	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,528,453
Gross unrealized depreciation	(36,213,437)
Net unrealized depreciation	$(25,684,984)

At June 30, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,730,542	EUR	17,481,000	Bank of America N.A.	7/16/15	$238,221
USD	464,411	GBP	306,233	BNP Paribas	8/13/15	(16,618)
USD	769,216	EUR	680,000	Bank of America N.A.	8/13/15	10,694
EUR	1,169,000	USD	1,322,619	Citibank N.A.	8/13/15	(18,632)
USD	702,299	AUD	890,000	Citibank N.A.	8/13/15	17,188
USD	6,038,349	EUR	5,352,577	Citibank N.A.	8/13/15	67,695
USD	602,112	EUR	540,000	Citibank N.A.	8/13/15	(243)
USD	961,019	EUR	850,000	Citibank N.A.	8/13/15	12,867
USD	3,501,964	GBP	2,308,632	Citibank N.A.	8/13/15	(124,420)
USD	6,163,986	EUR	5,412,755	Goldman Sachs & Co.	8/13/15	126,205
EUR	232,958	USD	262,389	JPMorgan Chase & Co.	8/13/15	(2,531)
USD	838,820	EUR	750,000	JPMorgan Chase & Co.	8/13/15	2,216
USD	8,413,590	EUR	7,387,114	UBS AG	8/13/15	173,465
USD	4,854,955	GBP	3,192,138	UBS AG	8/13/15	(159,234)
Total						$326,873

Abbreviations used in this table:
AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2015.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$648,551
LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$321,678

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	—	—	$(58,644)	$(58,644)
Futures contracts	$(529,948)	—	—	(529,948)
Forward foreign currency contracts[2]	—	$3,026,486	—	3,026,486
Total	$(529,948)	$3,026,486	$(58,644)	$2,437,894

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

[2]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$198,824	—	$198,824
Forward foreign currency contracts[1]	—	$(730,273)	(730,273)
Total	$198,824	$(730,273)	$(531,449)

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended June 30, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options†	$2,327
Futures contracts (to sell)†	9,853,527
Forward foreign currency contracts (to buy)	1,977,433
Forward foreign currency contracts (to sell)	36,929,923

†	At June 30, 2015, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$648,551	—	$648,551

46	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2015:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$321,678	—	$321,678

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class B, Class C and Class C1 shares calculated at the annual rate of 0.25%, 0.75%, 1.00% and 0.75% of the average daily net assets of each class, respectively. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$235,630	$128,458
Class B	17,838	7,701
Class C	52,204	2,764
Class C1	215,233	28,986
Class I	—	22,566
Class IS	—	453
Total	$520,905	$190,928

6. Distributions to shareholders by class

	Six Months Ended June 30, 2015	Year Ended December 31,2014
Net Investment Income:
Class A	$6,159,686	$18,852,117
Class B	139,300	374,847
Class C	306,900	544,607
Class C1	1,743,120	4,192,729
Class I	1,751,965	3,993,472
Class IS	3,329,931	6,803,612
Total	$13,430,902	$34,761,384

7. Shares of beneficial interest

At June 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,222,584	$21,446,423	8,669,196	$63,110,552
Shares issued on reinvestment	871,594	5,812,853	2,481,677	17,950,569
Shares repurchased	(5,449,172)	(36,352,812)	(31,546,752)	(228,548,614)
Net decrease	(1,354,994)	$(9,093,536)	(20,395,879)	$(147,487,493)

Class B
Shares sold	1,957	$13,134	42,665	$312,295
Shares issued on reinvestment	18,854	126,339	48,971	354,912
Shares repurchased	(149,244)	(1,000,574)	(348,743)	(2,533,099)
Net decrease	(128,433)	$(861,101)	(257,107)	$(1,865,892)

Class C
Shares sold	225,706	$1,502,145	1,013,853	$7,197,018
Shares issued on reinvestment	43,792	292,224	70,071	503,659
Shares repurchased	(305,170)	(2,044,405)	(705,673)	(4,987,686)
Net increase (decrease)	(35,672)	$(250,036)	378,251	$2,712,991

Class C1
Shares sold	59,126	$395,863	44,496	$325,176
Shares issued on reinvestment	236,097	1,591,658	523,688	3,812,615
Shares repurchased	(797,282)	(5,376,673)	(1,734,920)	(12,511,572)
Net decrease	(502,059)	$(3,389,152)	(1,166,736)	$(8,373,781)

Class I
Shares sold	1,836,238	$12,238,001	6,606,083	$47,463,704
Shares issued on reinvestment	249,407	1,661,778	506,359	3,636,301
Shares repurchased	(2,134,646)	(14,216,061)	(6,585,848)	(46,688,155)
Net increase (decrease)	(49,001)	$(316,282)	526,594	$4,411,850

Class IS
Shares sold	1,417,207	$9,506,632	3,399,957	$24,290,130
Shares issued on reinvestment	499,868	3,329,931	946,509	6,803,683
Shares repurchased	(909,862)	(6,070,685)	(3,172,384)	(22,598,794)
Net increase	1,007,213	$6,765,878	1,174,082	$8,495,019

8. Capital loss carryforward

As of December 31, 2014, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
12/31/2016	$(22,315,063)
12/31/2017	(104,311,063)
12/31/2018	(6,849,174)
$(133,475,300)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $740,184, which have no expiration date, must be used first to offset any such gains.

48	Western Asset Global High Yield Bond Fund 2015 Semi-Annual Report

Western Asset

Global High Yield Bond Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust*

President

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Global High Yield Bond Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Global High Yield Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Global High Yield Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by the current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010130 8/15 SR15-2558

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 24, 2015